Share-based payments (Tables)	12 Months Ended
Dec. 31, 2015
Share-based payments [Abstract]
Restricted Shares Granted

	Vesting Period from	Number of	Weighted-average
	grant date	restricted shares	grant-date fair value
Restricted shares granted to directors and employees			(US$)

Outstanding, January 1, 2014		—	—
Granted on June 17, 2014	2 to 48 months	12,200,080	3.3773
Granted on August 20, 2014	3 years	60,000	4.9650
Granted on October 1, 2014	4 years	660,000	4.0850
Granted on December 5, 2014	4 years	100,000	4.4925
Granted on December 9, 2014	4 years	6,000	4.1075
Forfeited		—	—
Outstanding, December 31, 2014		13,026,080	3.4294
Outstanding January 1, 2015		13,026,080	3.4294
Granted on April 1, 2015	3 to 4 years	4,833,450	1.7200
Vested		(5,320,992)	3.4294
Forfeited		—	—
Outstanding, December 31, 2015		12,538,538	2.7704
Vested as at December 31, 2015		3,485,183	2.7704
Expected to vest		9,053,355	2.7704

Stock Option Activities

	Number of options	Weighted- average exercise price per share	Weighted- average grand date fair value per share of share option	Weighted-average grant date fair value per share	Weighted- average remaining contractual term	Aggregate intrinsic value
Options granted to employees		(US$)	(US$)	(US$)	(years)	(US$)

Outstanding, January 1, 2013	3,220,000	0.040	0.162	0.198	8.69	879,800 (equivalent to RMB5,530,000)
Forfeiture	(450,000)	0.048
Outstanding, December 31, 2013	2,770,000	0.040	0.162	0.198	7.69	2,837,856 (equivalent to RMB 17,302,000)
Forfeiture	(80,000)	0.048
Outstanding, December 31, 2014	2,690,000	0.040	0.162	0.198	6.69	11,378,700 (equivalent to RMB 69,626,000)
New grant	240,000	1.750	0.314	1.750
Exercise of share options	(2,690,000)	0.040
Outstanding, December 31, 2015	240,000	1.750	0.314	1.750	2.25	383,400 (equivalent to RMB 2,392,000)
Vested as of December 31, 2015	—
Expected to vest as of December 31, 2015	240,000	1.750	0.314	1.750	2.25	383,400 (equivalent to RMB 2,392,000)

Fair Value Assumptions

Grand date

Risk-free interest rate	1.57%
Volatility	58.97%
Dividend yield	—